RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits - financial statements	$ 79,822,589	$ 67,991,613	$ 63,031,769
Employer match receivable	2,212,018	2,203,292
Net assets available for benefits - Form 5500	$ 82,034,607	$ 70,194,905